Sundry provisions	12 Months Ended
Dec. 31, 2023
Sundry Provisions
Sundry provisions

22 Sundry provisions

		2023	2022
Leniency agreement		1,016	903
Provision for environmental damages	(a)	928	1,120
Provision for customers rebates	(b)	161	127
Other		120	130
Total		2,225	2,280

Current liabilities		1,282	923
Non-current liabilities		943	1,357
Total		2,225	2,280

(a) Leniency agreement

In the context of allegations of undue payments in connection with Operation Car Wash in Brazil, the Company hired external experts in investigation to conduct an independent investigation into such allegations (“Investigation”) and to report their findings.

In December 2016, the Company entered into Leniency Agreements with the Federal Prosecution Office (Ministério Público Federal, hereinafter “MPF Agreement”) and with U.S. and Swiss authorities (“Global Settlement”), in the amount of R$ 3.1 billion (US$957, at the time), which were duly ratified. Further, the Company engaged in a process of cooperation and negotiation with the Ministry of Transparency and the Office of The Federal Controller General (Controladoria-Geral da União, hereinafter “CGU”) and the Office of the Attorney General (Advocacia-Geral da União, hereinafter “AGU”), which culminated in the execution of the leniency agreement with such authorities on May 31, 2019 (“CGU/AGU Agreement” and, jointly with the Global Settlement, “Agreements”), which addresses the same facts that are the subject of the Global Settlement and provides for an additional disbursement of R$ 410 due to the calculations and parameters adopted by CGU/AGU. In addition, in 2019, the State Prosecution Office of Bahia and the State Prosecution Office Rio Grande do Sul adhered to the MPF Agreement. Therefore, no additional payments are expected to be made by the Company.

Since 2016, The Company has paid R$ 3,071, distributed as shown below:

	AGU
Agreements signed with:	CGU and MPF	DoJ (i)	OAG (i)	MPF	SEC (i)	Total

Amounts paid	878	297	407	1,282	206	3,071

(i)	U.S. Department of Justice (“DoJ”); Swiss Office of the Attorney General (“OAG”) and U.S. Securities Exchange Commission (“SEC”).

In August 2023, the Company was notified by CGU about the end of the monitoring period of the Company’s integrity program, and also presented the closing of the monitorship.

In January 2023, the Company offered own and third-party registered warrants to pay the fourth installment under the Leniency Agreement (due on January 30, 2023). The payment confirmation was subject to analysis by relevant authorities. Hence, the Company wrote off the amount related to said installment, recording a liability payable to third parties and writing off its own registered warrant. However, the administrative rule governing this settlement procedure was revoked, and no new regulation on this matter was enacted prior to the expiration of the agreements for acquisition of third-parties registered warrants (on December 31, 2023). As a result, the Company returned this installment amount to the payable balance under the Leniency Agreement, while the requirement to pay such 2023 installment remains suspended, awaiting the enactment of new regulations by the competent authorities. The amount payable under the Leniency Agreement, at December 31, 2023, is R$ 1,016, of which R$ 840 is under current liabilities and R$ 176 under non-current liabilities.

(b) Provision for environmental damages

The provision for environmental damages is estimated based on current legal and constructive requirements, technology, price levels and expected remediation plans.

Realized costs and cash outflows may differ from current estimates due to the changes in laws and regulations, public expectations, prices, new findings by the ongoing studies and analysis of local conditions and changes in remediation technologies.

The time and value of future expenses related to environmental liabilities are reviewed annually, as well as the interest rate used for discounting them to present value.

The Company operates in several countries and is subject to different environmental laws and regulations inherent to the operations and activities areas. Remediation expenses are incurred over several years due to their complexity and extension. New information on websites, new technologies or future developments, such as involvement in investigations by regulatory agencies, may require that we reevaluate our potential exposure related to environmental matters.

The provision is recorded based on the areas in which remediation actions will be necessary. Due to the high complexity in identifying potential environmental impacts, alternative solutions and recovery costs estimations, these estimates can only be made with reasonable assurance after the completion of all phases of the process to identify and investigate environmental liabilities, which are in accordance with the phases and protocols established by environmental agencies.

The Company monitors the areas under study to capture any new facts and changes in circumstances that change the prognosis of actions to be adopted and consequently affect the estimation of provision for environmental remediations.

As of December 31, 2023, the amount recorded in current liabilities is R$ 99 (2022: R$ 180) and in non-current liabilities is R$ 829 (2022: R$ 940).

(c) Rebates

Some sales agreements of the Company provide for a rebate in products should certain sales volumes be achieved within the year, six-month period or three-month period, depending on the agreement. The bonus is recognized monthly as an accrual, reducing net revenue, assuming that the minimum contractual amount will be achieved.

(d) Changes in provisions

	Leniency	Recovery of
	agreement	environmental damage	Rebate	Other	Total

December 31, 2021	1,123	1,035	101	153	2,412

Additions, monetary adjustments and exchange variation	98	299	184	20	601
Write-offs through usage and payments	(318)	(214)	(158)	(43)	(733)

December 31, 2022	903	1,120	127	130	2,280

Additions, monetary adjustments and exchange variation	113	108	155	8	384
Write-offs through usage and payments		(300)	(121)	(18)	(439)

December 31, 2023	1,016	928	161	120	2,225